Consolidated Statements of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	¥ 67,127	¥ 58,727	¥ 120,986
Other operating income and gains	6,079	5,698	7,202
Operating expenses
Aircraft fuel	(20,593)	(13,840)	(34,191)
Take-off and landing charges	(10,251)	(9,331)	(16,457)
Depreciation and amortisation	(22,718)	(22,255)	(22,080)
Wages, salaries and benefits	(21,061)	(20,827)	(24,152)
Aircraft maintenance	(3,783)	(3,451)	(3,380)
Food and beverages	(1,655)	(1,589)	(3,667)
Low value and short-term lease rentals	(383)	(358)	(631)
Selling and marketing expenses	(1,128)	(1,570)	(4,134)
Civil aviation development fund	(852)	0	(1,831)
Ground services and other expenses	(532)	(872)	(2,476)
Impairment charges	(22)	(184)	(4)
Impairment losses on financial assets, net	(28)	(32)	(16)
Fair value changes of financial asset at fair value through profit or loss	(11)	(26)	25
Indirect operating expenses	(3,707)	(3,930)	(5,113)
Total operating expenses	(86,724)	(78,265)	(118,107)
Operating (loss)/profit	(13,518)	(13,840)	10,081
Share of result of associates	(97)	(82)	265
Share of result of joint ventures	(44)	(13)	17
Finance income	1,958	2,660	96
Finance costs	(5,812)	(5,213)	(6,160)
(Loss)/profit before income tax	(17,513)	(16,488)	4,299
Income tax credit /(expense)	4,229	3,927	(819)
(Loss)/profit for the year	(13,284)	(12,561)	3,480
(Loss)/profit is attributable to:
Equity holders of the Company	(12,214)	(11,836)	3,192
Non-controlling interests	(1,070)	(725)	288
(Loss)/profit for the year	¥ (13,284)	¥ (12,561)	¥ 3,480
(Loss)/earnings per share attributable to the equity holders of the Company:
- Basic and diluted (expressed in RMB per share)	¥ (0.73)	¥ (0.72)	¥ 0.21
Items that may be subsequently reclassified to profit or loss
- Effective portion of changes in fair value of hedging instruments arising during the year	¥ 221	¥ 153	¥ 40
- Reclassification adjustments for losses/(gains) included in the consolidated statement of profit or loss	(525)	57	(186)
- Income tax effect	76	(52)	36
Items that may not be subsequently reclassified to profit or loss
- Fair value changes of equity investments designated at fair value through other comprehensive (loss)/income, net of tax	(247)	(209)	16
- Share of other comprehensive (loss)/income of an associate, net of tax	(7)	2	7
- Actuarial (losses)/gains on the post-retirement benefit obligations, net of tax	(84)	(61)	40
Other comprehensive (loss)/income for the year, net of tax	(566)	(110)	(47)
Total comprehensive (loss)/income for the year	(13,850)	(12,671)	3,433
Total comprehensive (loss)/income attributable to:
Equity holders of the Company	(12,765)	(11,940)	3,141
Non-controlling interests	(1,085)	(731)	292
Total comprehensive (loss)/income for the year	¥ (13,850)	¥ (12,671)	¥ 3,433